Reclamation and Closure Cost Provisions	12 Months Ended
Dec. 31, 2022
Reclamation Obligation [Abstract]
Reclamation and Closure Cost Provisions	RECLAMATION AND CLOSURE COST PROVISIONS

	USA	Mexico	Brazil	Canada	Total
Balance – December 31, 2020	$27,111	$49,642	$44,038	$—	$120,791
Assumed in Premier Acquisition (note 5(c))	—	11,850	—	1,631	13,481
Disposals	—	—	(7,895)	—	(7,895)
Accretion	362	3,715	2,434	24	6,535
Change in estimates	1,001	(18,943)	410	924	(16,608)
Reclamation expenditures	—	(277)	(409)	—	(686)
Reclassified to assets held for sale (note 5(a))	—	(11,863)	—	—	(11,863)
Foreign exchange gain	—	(2,221)	(2,372)	(14)	(4,607)
Balance – December 31, 2021	28,474	31,903	36,206	2,565	99,148
Disposals	—	332	—	—	332
Accretion	699	2,869	1,967	83	5,618
Change in estimates	(1,442)	(5,200)	(4,298)	3,451	(7,489)
Reclamation expenditures	—	(442)	(1,809)	—	(2,251)
Foreign exchange loss (gain)	—	1,931	1,809	(259)	3,481
Foreign currency translation	—	—	—	(123)	(123)
Balance – December 31, 2022	$27,731	$31,393	$33,875	$5,717	$98,716

At December 31				2022	2021
Classified and presented as:
Current(1)				$3,202	$3,583
Non-current				95,514	95,565
Total reclamation and closure cost provisions				$98,716	$99,148
(1)    Included in other current liabilities.
The Company’s environmental permits require it to reclaim any land disturbed during mine development, construction and operations. The majority of these reclamation costs are expected to be incurred subsequent to the end of the operation to which they relate. The Company’s provisions for reclamation and closure costs represent management’s best estimate of the future reclamation and mine closure activities based on the level of known disturbance at the reporting date, known legal requirements and internal and external cost estimates.
The Company’s reclamation and closure cost provisions at December 31, 2022 were calculated as the present value of the expected future cash flows estimated using inflation rates of 2.0% to 5.5% (2021 – 2.0% to 3.5%) and discount rates of 2.9% to 11.7% (2021 – 1.3% to 8.7%) depending on the region in which the costs will be incurred. At December 31, 2022, the total undiscounted expected future cash flows of the Company’s reclamation and closure cost provisions were $186.6 million (2021 – $182.7 million).
The Company is required to post security for reclamation and closure costs relating to Mesquite and Greenstone. At December 31, 2022, the Company has met its security requirements in the form of bonds posted through surety underwriters totaling $27.7 million (2021 – $27.7 million) for Mesquite and $9.4 million (2021 - nil) for Greenstone.